Capital Disclosures - Summary of Capital Disclosures (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Capital Disclosures [Abstract]
Warrant liability			$ 157
Finance lease obligations			818
Lease liabilities	$ 38,237	$ 42,701
Long-term debt	8,834		125,804	$ 87,020
Total equity (deficiency)	94,934		(63,146)	$ 143,431	$ 159,343
Cash and cash equivalents	(61,285)		(7,389)
Total capital	$ 80,720		$ 56,244